Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Change In Accounting Estimate [Line Items]
Real estate acquired by foreclosure	[1]	$ 16,237	$ 33,063
Foreclosed Properties Acquired In Compliance With Hud Servicing Guidelines [Member]
Change In Accounting Estimate [Line Items]
Real estate acquired by foreclosure		$ 5,000
Deposit Bases [Member]
Change In Accounting Estimate [Line Items]
Intangible assets, amortized period		10 years
Minimum [Member] | Non Accruing [Member]
Change In Accounting Estimate [Line Items]
Impaired commercial loans		$ 1,000
Minimum [Member] | Building [Member]
Change In Accounting Estimate [Line Items]
Useful life of premises and equipment		7 years
Minimum [Member] | Furniture And Fixtures [Member]
Change In Accounting Estimate [Line Items]
Useful life of premises and equipment		3 years
Maximum [Member] | Building [Member]
Change In Accounting Estimate [Line Items]
Useful life of premises and equipment		45 years
Maximum [Member] | Furniture And Fixtures [Member]
Change In Accounting Estimate [Line Items]
Useful life of premises and equipment		15 years

[1]	December 31, 2016 and 2015 include $8.1 million and $14.6 million, respectively, of foreclosed residential real estate.